Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 2,106	$ 2,191
Realized gains (losses)	(120)	227
Unrealized gains (losses)	399	209
Transfers in	73
Transfers out	(2)
Purchases	68	196
Sales	(210)	(717)
Balance, end of year	2,314	2,106
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0	0
Realized gains (losses)	0	(1)
Unrealized gains (losses)	3	1
Transfers in	(4)
Transfers out	0
Purchases	3	0
Sales	(1)	0
Balance, end of year	1	0
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	44	51
Realized gains (losses)	(17)	(19)
Unrealized gains (losses)	19	16
Transfers in	0
Transfers out	(2)
Purchases	0	1
Sales	(4)	(5)
Balance, end of year	40	44
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	2,062	2,140
Realized gains (losses)	(103)	247
Unrealized gains (losses)	377	192
Transfers in	77
Transfers out	0
Purchases	65	195
Sales	(205)	(712)
Balance, end of year	2,273	2,062
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	15	2
Realized gains (losses)	(2)
Unrealized gains (losses)	2
Transfers in	16	15
Transfers out		(1)
Sales	(5)	(1)
Balance, end of year	26	15
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	15	2
Realized gains (losses)	(2)
Unrealized gains (losses)	2
Transfers in	16	15
Transfers out		(1)
Sales	(5)	(1)
Balance, end of year	$ 26	$ 15